1-36185

Certnqs

[redacted]

13003789

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

NOV - 8 2013

Washington, DC 20549

*By Electronic Mail*

November 8, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 8, 2013 The Nasdaq Stock Market (the "Exchange") received from Dynagas LNG Partners LP (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common units

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery